Note 11 - Rehabilitation Provisions (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	November 30,	November 30,
	2023	2022
	($)	($)
Balance at the beginning of year	791	900
Accretion	35	19
Change in estimate	59	(145)
Foreign currency translation adjustments	3	17
Total	888	791

Rehabilitation provisions [member]
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	November 30,	November 30,
	2023	2022
Undiscounted amount of estimated cash flows (US$)	386	235
Life expectancy (years)	10	3
Inflation rate	2.00%	3.48%
Discount rate	4.37%	4.13%
	November 30,	November 30,
	2023	2022
Undiscounted amount of estimated cash flows (CAD$)	490	490
Life expectancy (years)	2	3
Inflation rate	2.37%	3.00%
Discount rate	4.20%	3.64%